Stock Option Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation, Stock Options, Activity
Activity under the Company’s Plan and the NeuroCo Plan is set forth below:

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in thousands)
Balances, December 31, 2016	27,605	3,478,346	$1.46	7.71	$444
Authorized	1,421,867
Options granted	(1,375,329)	1,375,329	$6.54
Options exercised	—	(290,638)	$1.17
Options cancelled	254,147	(254,147)	$1.55
Balances, December 31, 2017	328,290	4,308,890	$3.09	7.81	$5,073
Authorized	223,664
Options granted	(629,716)	629,716	$6.51
Options exercised	—	(438,578)	$1.50
Options cancelled	135,651	(135,651)	$1.56
Balances December 31, 2018	57,889	4,364,377	$3.79	7.36	$33,132
Vested and exercisable at December 31, 2018		2,459,116	$2.35	6.28	$22,109
Vested and expected to vest at December 31, 2018		4,464,377	$3.79	7.36	$33,132

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price
The following table summarizes information about stock options outstanding at December 31, 2018:

	Options Outstanding and Vested as of December 31, 2018
	Options Outstanding			Options Vested
Exercise Price	Options Outstanding	Weighted Average Remaining Contractual Term (in Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
$0.68	101,848	1.59	$0.68	101,848	$0.68
$1.35	107,938	2.75	$1.35	107,938	$1.35
$1.38	304,396	3.96	$1.38	304,396	$1.38
$1.46	385,070	6.21	$1.46	360,470	$1.46
$1.57	97,311	8.07	$1.57	42,013	$1.57
$1.60	1,463,632	6.82	$1.60	1,128,569	$1.60
$3.16	462,764	8.95	$3.16	162,549	$3.16
$4.73	332,385	8.92	$4.73	86,506	$4.73
$6.11	552,462	9.32	$6.11	29,848	$6.11
$8.27	78,941	9.93	$8.27	1,527	$8.27
$12.15	477,630	8.92	$12.15	133,452	$12.15
	4,364,377	7.36	$3.79	2,459,116	$2.35

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The fair value of employee stock options was estimated using the following assumptions for the years ended December 31, 2017 and 2018:

	Year Ended December 31,
	2017	2018
Expected term (in years)	1.00 - 6.25	6.25
Expected volatility	39% - 41%	38.1% - 38.8%
Risk-free interest rate	1.03% - 2.25%	2.68% - 2.98%
Dividend yield	—%	—%

The fair value of stock options granted to nonemployees was calculated using the following assumptions:

Year Ended December 31,
	2017	2018
Contractual term (in years)	3.75 - 9.75	5.00 - 6.25
Expected volatility	39% - 56%	38.0% - 38.8%
Risk-free interest rate	2.06% - 2.39%	2.71% - 2.90%
Dividend yield	—%	—%

Stock-Based Compensation Expense Relating to Stock Options to Employees and Nonemployees
Total stock-based compensation expense relating to the Company’s stock options to employees and nonemployees during the three months ended March 31, 2018 and 2019, is as follows (in thousands):

	Three Months Ended March 31,
	2018	2019
Cost of goods sold	$13	$15
Research and development expenses	29	27
Selling, general and administrative expenses	120	220
	$162	$262

Total stock-based compensation expense relating to the Company’s stock options to employees and nonemployees during the years ended December 31, 2017 and 2018, is as follows (in thousands):

	Year Ended December 31,
	2017	2018
Cost of goods sold	$49	$51
Research and development expenses	98	256
Selling, general and administrative expenses	388	604
	$535	$911

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award	The fair value of employee stock options was estimated using the following assumptions for the three months ended March 31, 2018 and 2019:

	Three Months Ended March 31,
	2018	2019
Expected term (in years)	6.25	6.25
Expected volatility	38.1%	42.7%
Risk-free interest rate	2.68%	2.54%
Dividend yield	—%	—%

Activity under the Company’s Plan is set forth below:

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value (in thousands)
Balances, December 31, 2018	57,889	4,364,377	$3.79	7.36	$33,132
Authorized	—
Options granted	(32,950)	32,950	$11.29
Options exercised	—	(251,305)	$1.50
Options cancelled	7,387	(7,387)	$1.56
Balances, March 31, 2019	32,326	4,138,635	$4.00	7.26	$30,602
Vested and exercisable at March 31, 2019		2,451,044	$2.70	6.36	$21,195
Vested and expected to vest at March 31, 2019		4,138,635	$4.00	7.26	$30,602